Short-Term Investment	6 Months Ended
Jun. 30, 2026
Short-Term Investment [Abstract]
SHORT-TERM INVESTMENT

3. SHORT-TERM INVESTMENT

Short-term investment consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Cost	121,549,685	121,549,685
Unrealized gain	8,850,627	7,877,910

Aggregate fair value	130,400,312	129,427,595

The Company’s short-term investment represents subscription of participating shares in a segregated portfolio Company (“the Funds”) with a total subscription amount of RMB121.5 million and RMB 121.5 million (US$17.9 million) as of December 31, 2025 and June 30, 2026, respectively. The Funds were redeemable upon demand at the net asset value of the Fund. The Funds primarily invests in US Treasuries and cash management product. For the year ended December 31, 2025, and period ended June 30, 2026, there were no gross unrealized holding losses.